Retirement benefit plans - Summary of Key Financial Assumptions Used to Measure Liabilities of BTPS (Detail) - BTPS	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Nominal Rates
Disclosure of defined benefit plans [line items]
Rate used to discount liabilities	2.45%	2.35%	2.65%
Nominal Rates | Retail Price Index
Disclosure of defined benefit plans [line items]
Inflation – increase	2.60%	3.25%	3.10%
Nominal Rates | Consumer Price Index
Disclosure of defined benefit plans [line items]
Inflation – increase	2.10%	2.25%	2.00%
Real Rates
Disclosure of defined benefit plans [line items]
Rate used to discount liabilities	(0.15%)	(0.87%)	(0.44%)
Real Rates | Retail Price Index
Disclosure of defined benefit plans [line items]
Inflation – increase	0.00%	0.00%	0.00%
Real Rates | Consumer Price Index
Disclosure of defined benefit plans [line items]
Inflation – increase	(0.50%)	(1.00%)	(1.10%)